RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provision of Gaming Related Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 21,445	$ 17,634	$ 20,386
Entertainment [Member]
Revenues (services provided by the Group):
Revenues	7,685	1,191	1,328
Costs and expenses (services provided to the Group):
Costs and expenses	4,521	4,815	6,884
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Transfer-in of other long-term assets	17,516	15,246	2,584
Purchase of property and equipment	8	41	282
Sale of property and equipment and other long-term assets	1,323	9,112	1,667
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Provision of Gaming Related Services [Member]
Revenues (services provided by the Group):
Revenues	393,512	339,924	295,638
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Rooms Food and Beverage [Member]
Revenues (services provided by the Group):
Revenues	92,584	89,862	82,862
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Services Fee [Member]
Revenues (services provided by the Group):
Revenues	39,470	39,126	39,971
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Entertainment [Member]
Revenues (services provided by the Group):
Revenues	7,685	1,191	1,328
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff Costs Recharges [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	89,273	92,214	98,622
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Corporate Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	34,519	33,256	33,453
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Other Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	16,117	12,498	11,043
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff and Related Costs Capitalized in Construction in Progress [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	7,864	3,617	1,504
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Purchase of Goods and Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	523	310	312
Joint Venture and Subsidiary of MECOM Power and Construction Limited [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Purchase of property and equipment	4,328	3,741	5,101
Joint Venture and Subsidiary of MECOM Power and Construction Limited [Member] | Transactions with affiliated companies [Member] | Consultancy Fee Expense [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 3,096	$ 2,878	$ 568